LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY ASSET-BACKED SECURITY–0.14%
•SLC Student Loan Trust Series 2005-3 A3 2.24% (LIBOR03M + 0.12%) 6/15/29	1,298,549	$ 1,291,098
Total Agency Asset-Backed Security (Cost $1,292,666)		1,291,098
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–23.69%
•Fannie Mae REMICs
Series 2011-86 NF 2.57% (LIBOR01M + 0.55%) 9/25/41	1,949,666	1,960,638
Series 2014-49 AF 2.55% (LIBOR01M + 0.32%) 8/25/44	894,487	892,527
Series 2017-95 FA 2.58% (LIBOR01M + 0.35%) 11/25/47	5,439,715	5,420,547
•Fannie Mae REMICs REMIC Series 2019-53 FA 2.60% (LIBOR01M + 0.40%) 9/25/49	7,623,497	7,590,373
Fannie Mae S.F. 30 yr TBA
3.00% 12/1/49	51,800,000	52,510,380
4.00% 11/1/49	109,000,000	113,155,625
•Freddie Mac REMICs
2.57% (LIBOR01M + 0.40%) 12/15/38	8,607,799	8,598,270
Series 4347 WF 2.63% (LIBOR01M + 0.40%) 1/15/40	2,021,732	2,022,931
Series 4367 GF 2.58% (LIBOR01M + 0.35%) 3/15/37	5,804,194	5,764,674
Series 4419 AF 2.57% (LIBOR01M + 0.34%) 6/15/40	3,847,149	3,838,200
Series 4730 WF 2.86% (LIBOR01M + 0.35%) 8/15/38	5,957,364	5,928,079
•Freddie Mac Strips
Series 328 F4 2.58% (LIBOR01M + 0.35%) 2/15/38	5,828,620	5,784,353
Series 330 F4 2.58% (LIBOR01M + 0.35%) 10/15/37	2,722,084	2,704,478
•GNMA
Series 2016-H11 F 3.31% (LIBOR01M + 0.80%) 5/20/66	2,599,912	2,617,536
Series 2016-H17 FC 3.06% (LIBOR01M + 0.83%) 8/20/66	2,348,401	2,367,644
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GNMA (continued)
Series 2016-H19 FA 3.01% (LIBOR01M + 0.78%) 9/20/66	2,216,296	$ 2,229,389
Total Agency Collateralized Mortgage Obligations (Cost $223,079,663)		223,385,644
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.56%
•Fannie Mae-Aces Series 2017-M13 FA 2.70% (LIBOR01M + 0.40%) 10/25/24	5,334,191	5,261,603
Total Agency Commercial Mortgage-Backed Security (Cost $5,329,951)		5,261,603
AGENCY OBLIGATIONS–2.65%
Federal Home Loan Banks 2.70% 4/29/22	10,000,000	10,001,443
Federal Home Loan Mortgage 2.30% 7/29/22	15,000,000	15,011,396
Total Agency Obligations (Cost $24,999,290)		25,012,839
CORPORATE BONDS–53.14%
Agriculture–2.20%
Altria Group 3.49% 2/14/22	3,700,000	3,797,141
•BAT Capital
2.77% (LIBOR03M + 0.59%) 8/14/20	2,825,000	2,830,876
3.04% (LIBOR03M + 0.88%) 8/15/22	500,000	503,064
BAT International Finance 3.50% 6/15/22	300,000	307,925
Imperial Brands Finance
2.95% 7/21/20	1,971,000	1,978,476
3.13% 7/26/24	5,500,000	5,517,127
3.75% 7/21/22	600,000	617,883
Reynolds American 4.00% 6/12/22	5,000,000	5,210,647
		20,763,139
Airlines–0.63%
♦Continental Airlines 2007-1 Class A Pass Through Trust 5.98% 10/19/23	666,496	703,953
Delta Air Lines 3.63% 3/15/22	3,200,000	3,289,034
♦Northwest Airlines Pass Through Trust 6.26% 5/20/23	152,740	157,238
WestJet Airlines 3.50% 6/16/21	1,750,000	1,780,121
		5,930,346
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–6.00%
Daimler Finance North America
3.00% 2/22/21	8,522,000	$ 8,607,564
3.35% 5/4/21	5,000,000	5,083,821
Ford Motor Credit
2.68% 1/9/20	3,500,000	3,499,981
3.34% 3/18/21	1,100,000	1,105,451
5.09% 1/7/21	2,300,000	2,359,299
General Motors Financial
3.20% 7/13/20	3,500,000	3,519,761
3.55% 7/8/22	1,400,000	1,429,160
4.20% 11/6/21	5,200,000	5,366,220
Hyundai Capital America
2.60% 3/19/20	4,200,000	4,201,548
2.75% 9/18/20	1,705,000	1,708,619
Hyundai Capital Services 2.63% 9/29/20	1,135,000	1,135,626
Nissan Motor Acceptance
2.15% 9/28/20	6,500,000	6,491,382
2.60% 9/28/22	200,000	200,731
•3.19% (LIBOR03M + 0.89%) 1/13/22	3,100,000	3,114,600
3.65% 9/21/21	5,000,000	5,116,409
Volkswagen Group of America Finance 4.00% 11/12/21	3,500,000	3,618,355
		56,558,527
Auto Parts & Equipment–0.82%
Lear 5.25% 1/15/25	7,500,000	7,747,461
		7,747,461
Banks–17.49%
Aozora Bank 3.81% 9/7/21	1,500,000	1,532,062
Axis Bank 3.25% 5/21/20	2,500,000	2,507,586
•Banco Santander Chile 3.34% (LIBOR03M + 1.20%) 11/28/21	2,000,000	2,025,827
μBank of America 2.33% 10/1/21	1,200,000	1,201,528
Barclays
2.75% 11/8/19	2,200,000	2,200,420
2.88% 6/8/20	1,410,000	1,413,057
•3.59% (LIBOR03M + 1.43%) 2/15/23	750,000	750,127
Barclays Bank
2.65% 1/11/21	2,700,000	2,708,486
•2.80% (LIBOR03M + 0.46%) 1/11/21	3,900,000	3,893,494
•Citibank 2.83% (LIBOR03M + 0.57%) 7/23/21	2,660,000	2,675,906
Credit Suisse Group Funding Guernsey 3.45% 4/16/21	4,000,000	4,067,051
•Danske Bank 3.19% (LIBOR03M + 1.06%) 9/12/23	5,000,000	4,903,872
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•First Abu Dhabi Bank PJSC 3.27% (LIBOR03M + 0.95%) 4/16/22	2,000,000	$ 2,012,512
Goldman Sachs Group
μ2.88% 10/31/22	3,250,000	3,287,881
•3.04% (LIBOR03M + 0.78%) 10/31/22	3,000,000	3,009,560
•3.33% (LIBOR03M + 1.17%) 11/15/21	1,000,000	1,007,849
•3.64% (LIBOR03M + 1.36%) 4/23/21	3,000,000	3,041,576
HSBC Holdings
2.95% 5/25/21	3,700,000	3,739,186
μ3.26% 3/13/23	3,100,000	3,157,253
3.60% 5/25/23	300,000	312,357
μ3.95% 5/18/24	1,000,000	1,047,100
JPMorgan Chase & Co.
μ3.21% 4/1/23	2,200,000	2,254,662
•5.74% (LIBOR03M + 3.47%) 10/30/19	4,088,000	4,113,374
Lloyds Banking Group
μ2.86% 3/17/23	2,600,000	2,609,064
4.05% 8/16/23	6,500,000	6,819,902
Mitsubishi UFJ Financial Group
2.62% 7/18/22	4,896,000	4,942,235
3.22% 3/7/22	4,000,000	4,095,545
3.76% 7/26/23	6,000,000	6,311,575
Mizuho Financial Group
2.60% 9/11/22	6,000,000	6,046,744
•3.27% (LIBOR03M + 1.14%) 9/13/21	1,500,000	1,518,110
•Morgan Stanley 3.46% (LIBOR03M + 1.18%) 1/20/22	2,100,000	2,120,764
QNB Finance
2.13% 9/7/21	3,500,000	3,465,550
•3.27% (LIBOR03M + 1.00%) 5/2/22	3,800,000	3,813,347
•3.47% (LIBOR03M + 1.35%) 5/31/21	2,000,000	2,027,815
μRoyal Bank of Scotland Group
3.50% 5/15/23	5,000,000	5,069,012
4.52% 6/25/24	4,200,000	4,419,215
•Santander UK 2.76% (LIBOR03M + 0.62%) 6/1/21	3,000,000	3,003,619
μStandard Chartered 2.74% 9/10/22	7,000,000	7,010,114
•State Bank of India 3.25% (LIBOR03M + 0.95%) 4/6/20	10,000,000	10,016,627
Sumitomo Mitsui Financial Group
2.06% 7/14/21	2,500,000	2,493,258
2.78% 10/18/22	6,000,000	6,090,406
•3.04% (LIBOR03M + 0.74%) 10/18/22	4,000,000	4,012,145

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•Sumitomo Mitsui Trust Bank 3.21% (LIBOR03M + 0.91%) 10/18/19	2,000,000	$ 2,001,082
•Swedbank AB 2.82% (LIBOR03M + 0.70%) 3/14/22	2,300,000	2,297,656
•Synchrony Bank 2.73% (LIBOR03M + 0.63%) 3/30/20	5,500,000	5,502,840
UBS Group Funding Switzerland 3.00% 4/15/21	1,800,000	1,822,133
•UBS Group Funding Switzerland AG 3.57% (LIBOR03M + 1.44%) 9/24/20	1,500,000	1,519,979
Wells Fargo & Co.
2.10% 7/26/21	6,000,000	5,995,756
•3.11% (LIBOR03M + 0.93%) 2/11/22	3,000,000	3,018,996
		164,906,215
Beverages–0.16%
Bacardi 4.50% 1/15/21	1,500,000	1,529,694
		1,529,694
Commercial Services–1.37%
Central Nippon Expressway
2.24% 2/16/21	500,000	499,989
2.29% 4/23/21	2,000,000	1,998,256
•2.83% (LIBOR03M + 0.54%) 8/4/20	5,000,000	5,011,325
Equifax 3.60% 8/15/21	2,900,000	2,956,347
S&P Global 3.30% 8/14/20	2,400,000	2,423,332
		12,889,249
Computers–0.89%
Dell International
4.42% 6/15/21	1,500,000	1,547,085
5.45% 6/15/23	4,900,000	5,335,754
EMC 2.65% 6/1/20	1,500,000	1,500,701
		8,383,540
Diversified Financial Services–4.85%
AerCap Ireland Capital
3.95% 2/1/22	1,100,000	1,136,145
4.63% 10/30/20	2,800,000	2,866,787
5.00% 10/1/21	300,000	315,512
Air Lease
2.50% 3/1/21	3,000,000	3,009,564
4.25% 2/1/24	5,200,000	5,509,649
Aircastle
5.50% 2/15/22	700,000	745,088
7.63% 4/15/20	1,000,000	1,028,065
Ally Financial
3.75% 11/18/19	450,000	450,686
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Ally Financial (continued)
4.13% 3/30/20	2,100,000	$ 2,118,375
7.50% 9/15/20	1,100,000	1,152,470
8.00% 3/15/20	400,000	409,476
BGC Partners 5.13% 5/27/21	5,200,000	5,371,475
BOC Aviation
2.38% 9/15/21	750,000	744,303
3.00% 3/30/20	2,000,000	2,003,470
3.00% 5/23/22	4,000,000	4,018,638
•3.32% (LIBOR03M + 1.05%) 5/2/21	1,500,000	1,506,225
Cantor Fitzgerald 6.50% 6/17/22	1,000,000	1,079,040
International Lease Finance
4.63% 4/15/21	600,000	618,043
5.88% 8/15/22	1,100,000	1,205,573
8.25% 12/15/20	500,000	535,101
Mitsubishi UFJ Lease & Finance 2.65% 9/19/22	6,700,000	6,730,244
Navient 8.00% 3/25/20	2,100,000	2,144,625
Park Aerospace Holdings
3.63% 3/15/21	100,000	100,990
5.25% 8/15/22	900,000	950,760
		45,750,304
Electric–1.75%
Chugoku Electric Power 2.70% 3/16/20	4,000,000	4,003,187
Exelon 2.45% 4/15/21	1,300,000	1,303,273
FirstEnergy 2.85% 7/15/22	3,030,000	3,077,060
NextEra Energy Capital Holdings
•2.54% (LIBOR03M + 0.40%) 8/21/20	3,100,000	3,100,205
3.20% 2/25/22	600,000	613,785
Pennsylvania Electic 5.20% 4/1/20	1,400,000	1,420,612
Southern 2.35% 7/1/21	3,000,000	3,010,237
		16,528,359
Electronics–0.32%
•Honeywell International 2.56% (LIBOR03M + 0.37%) 8/8/22	3,000,000	3,017,806
		3,017,806
Engineering & Construction–0.03%
Heathrow Funding 4.88% 7/15/23	300,000	313,169
		313,169
Food–0.42%
McCormick & Co. 2.70% 8/15/22	900,000	912,693

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Mondelez International Holdings Netherlands 2.00% 10/28/21	3,000,000	$ 2,994,295
		3,906,988
Forest Products & Paper–0.14%
Georgia-Pacific 2.54% 11/15/19	1,300,000	1,300,238
		1,300,238
Gas–0.16%
CenterPoint Energy Resources 3.55% 4/1/23	800,000	831,357
•Dominion Energy Gas Holdings 2.72% (LIBOR03M + 0.60%) 6/15/21	700,000	703,173
		1,534,530
Health Care Services–0.11%
Humana 2.63% 10/1/19	1,000,000	1,000,000
		1,000,000
Holding Companies-Diversified–0.37%
CK Hutchison International 17 II 2.25% 9/29/20	3,500,000	3,496,792
		3,496,792
Home Builders–0.84%
DR Horton
4.00% 2/15/20	6,797,000	6,837,855
4.38% 9/15/22	1,000,000	1,048,660
		7,886,515
Insurance–0.58%
•Assurant 3.36% (LIBOR03M + 1.25%) 3/26/21	367,000	367,036
•Athene Global Funding 3.56% (LIBOR03M + 1.23%) 7/1/22	5,000,000	5,060,431
		5,427,467
Internet–0.19%
•Tencent Holdings 3.25% (LIBOR03M + 0.91%) 4/11/24	1,800,000	1,802,462
		1,802,462
Lodging–0.37%
Las Vegas Sands
3.20% 8/8/24	1,000,000	1,019,654
3.50% 8/18/26	2,400,000	2,441,710
		3,461,364
Media–0.56%
Charter Communications Operating
3.58% 7/23/20	2,000,000	2,018,201
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating (continued)
4.50% 2/1/24	3,000,000	$ 3,225,032
		5,243,233
Miscellaneous Manufacturing–0.76%
General Electric
•2.51% (LIBOR03M + 0.41%) 3/28/20	2,000,000	1,988,340
μ5.00% 1/21/21	5,500,000	5,203,715
		7,192,055
Oil & Gas–2.67%
BG Energy Capital 4.00% 10/15/21	3,000,000	3,109,544
•Occidental Petroleum 3.64% (LIBOR03M + 1.45%) 8/15/22	6,100,000	6,141,050
Pioneer Natural Resources 3.45% 1/15/21	1,000,000	1,013,416
Sinopec Group Overseas Development 2015 2.50% 4/28/20	8,600,000	8,606,297
Sinopec Group Overseas Development 2017 2.25% 9/13/20	2,000,000	1,998,709
Woodside Finance
3.65% 3/5/25	800,000	825,079
4.60% 5/10/21	3,400,000	3,494,823
		25,188,918
Pharmaceuticals–1.96%
Allergan Sales 5.00% 12/15/21	5,400,000	5,674,870
CVS Health
2.80% 7/20/20	3,511,000	3,527,155
3.35% 3/9/21	1,594,000	1,619,943
3.50% 7/20/22	1,200,000	1,239,671
Mylan 3.15% 6/15/21	2,800,000	2,836,267
Teva Pharmaceutical Finance Netherlands III 2.20% 7/21/21	2,500,000	2,296,875
Zoetis 3.45% 11/13/20	1,300,000	1,317,013
		18,511,794
Pipelines–0.75%
Energy Transfer Operating 4.25% 3/15/23	1,700,000	1,777,426
Energy Transfer Partners 5.75% 9/1/20	500,000	511,167
Enterprise Products Operating 2.55% 10/15/19	1,000,000	1,000,187
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	3,772,231
		7,061,011

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–0.37%
AutoNation 3.35% 1/15/21	1,400,000	$ 1,413,512
CK Hutchison International 19 3.25% 4/11/24	2,000,000	2,062,916
		3,476,428
Savings & Loans–0.21%
Nationwide Building Society 2.45% 7/27/21	2,000,000	2,001,794
		2,001,794
Semiconductors–2.16%
Broadcom
2.38% 1/15/20	4,510,000	4,510,037
3.00% 1/15/22	3,500,000	3,535,062
3.13% 10/15/22	6,000,000	6,077,488
KLA-Tencor 3.38% 11/1/19	1,000,000	1,000,353
NXP
4.13% 6/1/21	2,500,000	2,566,101
4.63% 6/1/23	700,000	745,739
4.88% 3/1/24	1,800,000	1,952,929
		20,387,709
Telecommunications–1.64%
•AT&T
3.25% (LIBOR03M + 0.95%) 7/15/21	1,500,000	1,513,643
3.31% (LIBOR03M + 1.18%) 6/12/24	5,300,000	5,400,627
Crown Castle Towers 3.22% 5/15/42	2,200,000	2,226,008
•Vodafone Group 3.31% (LIBOR03M + 0.99%) 1/16/24	6,300,000	6,358,378
		15,498,656
Transportation–0.43%
Kansas City Southern
2.35% 5/15/20	1,500,000	1,500,442
3.00% 5/15/23	1,250,000	1,280,569
3.13% 6/1/26	1,200,000	1,225,458
		4,006,469
Trucking & Leasing–1.94%
Aviation Capital Group 2.88% 1/20/22	5,700,000	5,724,960
•GATX 3.01% (LIBOR03M + 0.72%) 11/5/21	1,600,000	1,604,840
Penske Truck Leasing 4.88% 7/11/22	175,000	186,511
Penske Truck LeasingLp / PTL Finance 3.45% 7/1/24	5,000,000	5,199,612
SMBC Aviation Capital Finance DAC
2.65% 7/15/21	4,600,000	4,603,233
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing (continued)
SMBC Aviation Capital Finance DAC (continued)
3.00% 7/15/22	1,000,000	$ 1,011,155
		18,330,311
Total Corporate Bonds (Cost $494,812,235)		501,032,543
NON-AGENCY ASSET-BACKED SECURITIES–6.71%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 3.22% (LIBOR01M + 1.20%) 10/25/34	15,030	15,275
•Amortizing Residential Collateral Trust A5 3.02% (LIBOR01M + 1.00%) 10/25/34	61,270	61,585
•Apidos CLO XVI Series 2013-16A A1R 3.28% (LIBOR03M + 0.98%) 1/19/25	549,427	549,334
•Arbor Realty Collateralized Loan Obligation Series 2017-FL3 A 3.02% (LIBOR01M + 0.99%) 12/15/27	2,500,000	2,499,227
•Arbor Realty Commercial Real Estate Notes Series 2019-FL1 A 3.18% (LIBOR01M + 1.15%) 5/15/37	1,100,000	1,100,709
•Atrium XII Series 12A AR 3.11% (LIBOR03M + 0.83%) 4/22/27	5,000,000	4,997,500
•Bear Stearns Asset Backed Securities I Trust Series 2005-AQ1 M3 2.77% (LIBOR01M + 0.75%) 3/25/35	1,104,000	1,088,165
•Bear Stearns Asset Backed Securities Trust Series 2003-2 A3 3.52% (LIBOR01M + 1.50%) 3/25/43	75,126	75,587
•BlueMountain CLO Series 2015-1A A1R 3.63% (LIBOR03M + 1.33%) 4/13/27	637,325	638,281
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 2.56% (LIBOR01M + 0.54%) 12/25/34	2,483,449	2,480,475
•Drug Royalty II Series 2014-1 A1 5.15% (LIBOR03M + 2.85%) 7/15/23	19,650	19,689

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Finance America Mortgage Loan Trust Series 2004-2 M1 2.84% (LIBOR01M + 0.83%) 8/25/34	517,464	$ 518,258
•GSAA Home Equity Trust Series 2004-11 2A2 2.66% (LIBOR01M + 0.64%) 12/25/34	10,161	10,180
•Jamestown CLO IV Series 2014-4A A1BR 2.99% (LIBOR03M + 0.69%) 7/15/26	1,457,221	1,453,434
•LoanCore 2019-CRE2 Issuer Series 2019-CRE2 A 3.16% (LIBOR01M + 1.13%) 5/15/36	2,100,000	2,100,662
•Navient Private Education Loan Trust
Series 2014-CTA A 2.73% (LIBOR01M + 0.70%) 9/16/24	74,959	74,998
Series 2015-AA A2B 3.23% (LIBOR01M + 1.20%) 12/15/28	1,327,832	1,339,483
•OCP CLO Series 2015-9A A1R 3.10% (LIBOR03M + 0.80%) 7/15/27	2,000,000	1,998,736
Penarth Master 2.58% 7/18/23	2,000,000	2,000,002
•Penarth Master Issuer Series 2015-1X A2 1.21% (BP01M + 0.50%) 3/18/22	1,320,000	1,623,995
•SLM Private Credit Student Loan Trust Series 2005-A A3 2.32% (LIBOR03M + 0.20%) 6/15/23	651,012	649,661
SoFi Consumer Loan Program Series 2017-6 A2 2.82% 11/25/26	4,601,890	4,613,621
Sofi Consumer Loan Program 2017-5 Series 2017-5 A2 2.78% 9/25/26	4,036,409	4,047,013
SoFi Professional Loan Program
Series 2016-F A2 3.02% 2/25/40	2,357,266	2,405,591
Series 2017-D A2FX 2.65% 9/25/40	1,700,000	1,713,956
•THL Credit Wind River Series 2012-1A AR2 3.18% (LIBOR03M + 0.88%) 1/15/26	3,000,000	2,998,782
=Towd Point Mortgage Trust 3.00% 11/25/58	3,300,000	3,321,014
•Tralee CLO III Series 2014-3A AR 3.31% (LIBOR03M + 1.03%) 10/20/27	4,000,000	4,000,568
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Tralee CLO V Series 2018-5A A1 3.39% (LIBOR03M + 1.11%) 10/20/28	5,100,000	$ 5,098,730
•Venture XVI CLO Series 2014-16A ARR 3.15% (LIBOR03M + 0.85%) 1/15/28	2,000,000	1,995,500
Venture XVII CLO Series 2014-17A ARR 3.67% (LIBOR03M + 0.88%) 4/15/27	5,000,000	4,989,820
•WhiteHorse IX Series 2014-9A AR 3.46% (LIBOR03M + 1.16%) 7/17/26	2,787,010	2,787,782
Total Non-Agency Asset-Backed Securities (Cost $63,060,150)		63,267,613
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.94%
•Bear Stearns ARM Trust Series 2003-1 5A1 4.21% 4/25/33	49,119	49,589
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 4.20% 7/25/33	5,788	5,931
•Gosforth Funding Series 2017-1A A1A 2.63% (LIBOR03M + 0.47%) 12/19/59	831,066	830,502
•GSR Mortgage Loan Trust Series 2005-5F 8A1 2.52% (LIBOR01M + 0.50%) 6/25/35	324,714	306,612
•Hawksmoor Mortgages Series 2019-1A A 0.00% (SONIA03M + 1.05%) 5/25/53	4,500,000	5,536,437
•Holmes Master Issuer Series 2018-2A A2 2.72% (LIBOR03M + 0.42%) 10/15/54	9,606,661	9,596,093
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 4.25% 5/25/33	11,314	11,530
New Residential Mortagage Loan 4.50% 5/25/58	825,172	876,969
•New York Mortgage Trust Series 2005-3 A1 2.50% (LIBOR01M + 0.48%) 2/25/36	481,539	482,757
•Sequoia Mortgage Trust Series 2004-6 A1 3.82% 7/20/34	7,622	7,611
•Silverstone Master Issuer SMI 2019 1A 2.85% (LIBOR03M + 0.57%) 1/21/70	300,000	299,850

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 2.31% (LIBOR01M + 0.25%) 7/19/35	271,904	$ 270,425
Total Non-Agency Collateralized Mortgage Obligations (Cost $18,290,658)		18,274,306
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.73%
•Bancorp Commercial Mortgage Trust Series 2019-CRE6 A 3.32% (LIBOR01M + 1.05%) 9/15/36	1,300,000	1,300,813
•BX Trust Series 2017-APPL A 2.91% (LIBOR01M + 0.88%) 7/15/34	6,367,802	6,351,882
•GPMT Series 2018-FL1 A 2.94% (LIBOR01M + 0.90%) 11/21/35	1,476,742	1,475,819
GS Mortgage Securities Trust Series 2011-GC5 A4 3.71% 8/10/44	6,300,000	6,417,859
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 3.60% (LIBOR01M + 1.45%) 12/15/31	2,000,000	2,000,008
•PFP Series 2017-4 A 2.91% (LIBOR01M + 0.88%) 7/14/35	166,192	166,354
•VMC Finance Series 2018-FL2 A 2.94% (LIBOR01M + 0.92%) 10/15/35	2,858,424	2,853,956
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47	5,000,000	5,155,328
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $25,787,007)		25,722,019
ΔSOVEREIGN BONDS–0.22%
India—0.22%
Export-Import Bank of India
2.75% 4/1/20	1,293,000	1,295,917
•3.15% (LIBOR03M + 1.00%) 8/21/22	750,000	749,993
		2,045,910
Total Sovereign Bonds (Cost $2,041,923)		2,045,910
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANK–2.12%
International Bank for Reconstruction & Development 2.20% 8/28/24	20,000,000	$ 20,001,125
Total Supranational Bank (Cost $19,998,032)		20,001,125
U.S. TREASURY OBLIGATIONS–21.48%
U.S. Treasury Inflation Protected Security
0.13% 4/15/22	19,621,884	19,423,506
0.63% 4/15/23	24,912,824	25,120,331
0.75% 7/15/28	23,507,610	24,679,329
0.88% 1/15/29	11,887,902	12,616,326
×U.S. Treasury Notes
1.75% 7/31/21	19,800,000	19,830,551
2.25% 4/30/21	100,000,000	100,818,359
Total U.S. Treasury Obligations (Cost $199,069,849)		202,488,402

	Number of Contracts
PUT OPTIONS PURCHASED–0.00%
U.S. 2yr Note (CBT) Dec 19 Strike price 104.7, expiration date 11/22/19, notional amount $31,425,000	150	150
U.S. 2yr Note (CBT) Dec 19 Strike price 104.6, expiration date 11/22/19, notional amount $115,087,500	550	1
		151
CALL OPTIONS PURCHASED–0.00%
U.S. 5yr Note (CBT) Dec 19 Strike price 130.5, expiration date 11/22/19, notional amount $65,250,000	500	500
Total Options Purchased (Cost $10,128)		651

	Number of Shares
MONEY MARKET FUND–1.24%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	11,737,896	11,737,896
Total Money Market Fund (Cost $11,737,896)		11,737,896

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—1.37%
≠Discounted Commercial Paper–0.11%
BAT International Finance 2.45% 11/4/19	1,000,000	$ 997,686
		997,686
Repurchase Agreement–1.26%
J.P. Morgan Securities 2.50%, dated 9/30/19, to be repurchased on 10/1/19, repurchase price $11,900,826 (collateralized by U.S. government obligation 2.65% 8/15/20; market value $12,113,169)	11,900,000	11,900,000
		11,900,000
Total Short-Term Investments (Cost $12,897,686)		12,897,686
TOTAL INVESTMENTS–117.99% (Cost $1,102,407,134)	$1,112,419,335

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(17.99%)	(169,630,496)
NET ASSETS APPLICABLE TO 93,405,267 SHARES OUTSTANDING–100.00%	$942,788,839

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
Δ Securities have been classified by country of origin.
× Fully or partially pledged as collateral for derivatives.
≠ The rate shown is the effective yield at the time of purchase.
LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	EUR	(29,882,000)	USD	32,841,249	10/2/19	$266,404	$—
BNP	GBP	(6,715,000)	USD	8,123,378	10/2/19	—	(133,737)
BNP	JPY	3,198,400,000	USD	(30,139,366)	10/2/19	—	(554,957)
JPMC	CAD	(16,581,000)	USD	12,447,472	10/2/19	—	(68,340)
JPMC	CAD	(1,182,000)	USD	897,381	10/2/19	5,174	—
JPMC	CAD	1,268,000	USD	(955,633)	10/2/19	1,489	—
Total Foreign Currency Exchange Contracts						$273,067	$(757,034)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
100	Bank Acceptance	$18,523,795	$18,499,119	9/14/20	$24,676	$—
451	Bank Acceptance	83,572,103	83,602,204	12/14/20	—	(30,101)
(107)	Long Gilt	(17,660,855)	(17,560,098)	12/27/19	—	(100,757)
(101)	U.S. Treasury 10 yr Notes	(13,161,563)	(13,328,563)	12/19/19	167,000	—
230	U.S. Treasury 10 yr Ultra Notes	32,753,437	33,262,824	12/19/19	—	(509,387)
2,072	U.S. Treasury 2 yr Notes	446,516,000	447,537,690	12/31/19	—	(1,021,690)
(883)	U.S. Treasury 5 yr Notes	(105,208,070)	(105,560,212)	12/31/19	352,142	—
(43)	U.S. Treasury Bonds	(8,251,969)	(8,542,573)	12/19/19	290,604	—
					834,422	(1,661,935)
Sovereign Bond:
217	Canadian Government Bond[2]	23,356,757	23,555,129	12/18/19	—	(198,372)
Total Futures Contracts					$834,422	$(1,860,307)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Sold/Moody's Ratings
CDX.NA.HY.32-Quarterly[4]	297,000	5.00%	6/20/24	$(23,142)	$(16,498)	$—	$(6,644)
CDX.NA.HY.S33-Quarterly[4]	3,900,000	5.00%	12/20/24	(264,481)	(260,235)	—	(4,246)
CDX.NA.IG.S32-Quarterly[5]	69,800,000	1.00%	6/20/24	(1,492,027)	(1,500,775)	8,748	—
					(1,777,508)	8,748	(10,890)
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
OIS IRS-(Annually)	141,500,000	2.30%	(1.00%)[6]	3/1/22	$(3,329,572)	$81,743	$—	$(3,411,314)
OIS IRS LIBOR03M-(Semiannual/Quarterly)	47,400,000	2.75%	0.00%[7,8]	12/18/29	(5,211,482)	(3,249,444)	—	(1,962,038)
Receive CAD CDOR03M-(Semiannual)	CAD 26,600,000	(2.50%)	1.97%	6/19/29	1,369,244	1,698,239	—	(299,771)
Total IRS Contracts						$(1,469,462)	$—	$(5,673,123)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2019.
[2] Securities have been classified by country of origin.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[6] Rate resets based on FEDLO1–Federal Funds Rate.
[7] Effective December 18, 2019.
[8] Rate resets based on LIBOR03M.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BNP–BNP Paribas
BP01M–British Pound Sterling Offered Rate GBP 1 Month
CAD–Canadian Dollar
CBT–Chicago Board of Trade
CDOR03M–Canadian Bankers' Acceptance Rate 3 Month
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
OIS–Overnight Index Swap
PJSC–Public Joint Stock Company
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SONIA03M–Sterling Overnight Index Average Offered Rate GBP 3 Month
TBA–To be announced
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
yr–Year
See accompanying notes.
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Other debt securities, credit default swap (“CDS”) contracts, interest rate swap contracts and interest rate swap option contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Asset-Backed Security	$—	$1,291,098	$—	$1,291,098
Agency Collateralized Mortgage Obligations	—	223,385,644	—	223,385,644
Agency Commercial Mortgage-Backed Security	—	5,261,603	—	5,261,603
Agency Obligations	—	25,012,839	—	25,012,839
Corporate Bonds	—	501,032,543	—	501,032,543
Non-Agency Asset-Backed Securities	—	59,946,599	3,321,014	63,267,613
Non-Agency Collateralized Mortgage Obligations	—	18,274,306	—	18,274,306
Non-Agency Commercial Mortgage-Backed Securities	—	25,722,019	—	25,722,019
Sovereign Bonds	—	2,045,910	—	2,045,910
Supranational Bank	—	20,001,125	—	20,001,125
U.S. Treasury Obligations	—	202,488,402	—	202,488,402
Options Purchased	651	—	—	651
Money Market Fund	11,737,896	—	—	11,737,896
Short-Term Investment	—	12,897,686	—	12,897,686
Total Investments	$11,738,547	$1,097,359,774	$3,321,014	$1,112,419,335
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$273,067	$—	$273,067
Futures Contracts	$834,422	$—	$—	$834,422
Swap Contract	$—	$8,748	$—	$8,748
Liabilities:
Foreign Currency Exchange Contracts	$—	$(757,034)	$—	$(757,034)
Futures Contracts	$(1,860,307)	$—	$—	$(1,860,307)
Swap Contracts	$—	$(5,684,013)	$—	$(5,684,013)
During the period ended September 30, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP PIMCO Low Duration Bond Fund–13